Finance debt - Bonds (Details) - USD ($) $ in Millions	Nov. 13, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Bonds	$ 1,000
Interest rate in %	3.25%
Maturity date	November 2049
Bonds not swapped		$ 954
Unsecured Bonds [Member]
Disclosure of financial liabilities [line items]
Bonds		23,666	$ 24,121
Unsecured Bonds [Member] | United States Dollar (USD) [Member]
Disclosure of financial liabilities [line items]
Bonds		13,308	$ 13,088
Unsecured Bonds [Member] | All other currencies [Member]
Disclosure of financial liabilities [line items]
Bonds swapped		9,404
Unsecured bonds, 37 Bond agreements [Member]
Disclosure of financial liabilities [line items]
Bonds		$ 23,024